Stock-Based Compensation (Schedule of Stock Option Activity) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Stock-Based Compensation [Abstract]
Number of shares, Outstanding at beginning of year	5,704,699	4,888,206	1,948,000
Number of shares, Granted	2,763,000	2,521,000	4,033,046
Number of shares, Exercised	(406,318)	(522,297)
Number of shares, Expired	(669,605)	(592,354)	(595,840)
Number of shares, Forfeited	(297,437)	(589,856)	(497,000)
Number of shares, Outstanding at end of year	7,094,339	5,704,699	4,888,206
Number of shares, Exercisable at end of year	4,442,339	3,222,699	3,585,206
Weighted average exercise price
Weighted average exercise price, Outstanding at beginning of year	¥ 1,418	¥ 1,616	¥ 3,392
Weighted average exercise price, Granted	¥ 1,669	¥ 1,207	¥ 1,399
Weighted average exercise price, Exercised	¥ 1,237	¥ 880
Weighted average exercise price, Expired	¥ 2,056	¥ 2,590	¥ 5,302
Weighted average exercise price, Forfeited	¥ 2,090	¥ 1,461	¥ 2,396
Weighted average exercise price, Outstanding at end of year	¥ 1,523	¥ 1,418	¥ 1,616
Weighted average exercise price, Exercisable at end of year	¥ 1,437	¥ 1,580	¥ 1,648